[QUARLES & BRADY LLP LETTERHEAD]

                                                              February 6, 2002



VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC  20549

     Re:  THE AVALON FUND OF MARYLAND, INC. (THE "REGISTRANT")
          1933 ACT REG. NO. 333-52243
          1940 ACT FILE NO. 811-08773

          CERTIFICATION UNDER RULE 497(J)

Ladies and Gentlemen:

     The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 with respect to Post-Effective Amendment No. 5 (the "Amendment") to the Registrant's Registration Statement on Form N-1A would not have differed from the Prospectus and Statement of Additional Information included as parts of said Amendment.

     The Amendment was filed on January 31, 2003 and automatically became effective on February 1, 2003 pursuant to Rule 485(b). The Amendment updated to fiscal year-end September 30, 2002 the financial statements and statistical information included or incorporated by reference into the Prospectus and Statement of Additional Information, as required by Section 10(a)(3) of the Securities Act of 1933. The definitive Prospectus and Statement of Additional Information are dated February 1, 2003.

     Please direct any questions or comments concerning this certification to the undersigned at (414) 277-5809.

                                             Very truly yours,

                                             QUARLES & BRADY LLP

                                             Michelle L. Atkins Head


cc:  Mr. John Gakenheimer
     Mr. Fredrick G. Lautz, Esq.